Income Taxes	6 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Income taxes

Note 8 – Income taxes

(a)	Corporate income tax

Under the current laws of the Cayman Islands, CADC Cayman is not subject to tax on income or capital gains. Additionally, upon payments of dividends to the shareholders, no Cayman Islands withholding tax will be imposed. BVI-ACM was incorporated in the British Virgin Islands (“BVI”), where its income tax rate is 0% under current BVI law.

China-ACMH and VIE-Chinese operations

China-ACMH and Xin Ao are governed by the income tax laws of the PRC. Income tax provisions with respect to operations in the PRC are calculated at the applicable tax rates on the taxable income for the periods based on existing legislation, interpretations and practices in respect thereof. Under the Chinese Enterprise Income Tax (“EIT”) law, the statutory corporate income tax rate applicable to most companies is 25%. In 2009, Xin Ao applied and received an Enterprise High-Tech Certificate. The High-Tech Certificate is required to be renewed every 3 years. The certificate was awarded based on Xin Ao’s involvement in producing high-tech products, its research and development, as well as its technical services. As granted by the State Administration of Taxation of the PRC, Xin Ao was entitled to a reduction in its income tax rate from 25% to 15% until July 21, 2018. The Company has completed the application for the updated certificate as of the report date and obtained the approval notice and is waiting for the official certificate.

The EIT Law imposes a 10% withholding income tax, subject to reduction based on tax treaties where applicable, for dividends distributed by a foreign invested enterprise to its immediate holding company outside China. Such dividends were exempted from PRC tax under the previous income tax laws and regulations. The Company intends to permanently reinvest undistributed earnings of its Chinese operations located in the PRC. As a result, there is no deferred tax expense related to withholding tax on the future repatriation of these earnings.

Loss before provision for income taxes consisted of:

	Six months ended December 31,
	2018	2017
	(unaudited)	(unaudited)
Cayman and BVI	$(2,777,778)	$(687,030)
PRC	(293,935)	(2,007,365)
	$(3,071,713)	$(2,694,395)

Significant components of deferred tax assets were as follows:

	December 31, 2018	June 30, 2018
Deferred tax assets	(unaudited)
Allowance for doubtful accounts	$2,822,794	$2,972,087
Accrued claims charges	780,321	611,363
Impairment loss of long-lived assets	393,673	393,673
Net operating loss carryforward in China	228,488	145,641
Net operating loss carryforward in the U.S.	-	62,852
Valuation allowance	(4,225,276)	(4,185,616)
Total net deferred tax assets	$-	$-

As of December 31, 2018 and June 30, 2018, the Company believes it is more likely than not that its PRC operations will be unable to fully utilize its net deferred tax assets related to its allowance for doubtful accounts, impairment loss of long-lived assets, accrued claims charges and the net operating loss carryforwards in the PRC. If the Company is unable to generate taxable income in its PRC operations, it is more likely than not that it will not have sufficient income to utilize its deferred tax assets. As of December 31, 2018, the Company has net operating loss carry forwards in the PRC that expire through for June 30, 2023. As a result, the Company provided a 100% valuation allowance on its net deferred tax assets of approximately $4.2 million and $4.1 million related to its operations in the PRC as of December 31, 2018 and June 30, 2018, respectively. The valuation allowance has been increased (decreased) by $39,660 and $(76,596) for the six months ended December 31, 2018 and 2017, respectively.

As of December 31, 2018 and June 30, 2018, the Company had $141,608 and $178,190 of other business taxes (principally VAT) payable, respectively.

(b)	Uncertain tax positions

There were no uncertain tax positions as of December 31, 2018 and June 30, 2018. Management does not anticipate any potential future adjustments which would result in a material change to its tax positions. For the six months ended December 31, 2018 and 2017, the Company did not incur any tax related interest or penalties.